Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2021 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,824	5,359	42	7,225
Purchased power	—	3,579	—	3,579
Operation, maintenance and administration	397	658	57	1,112
Depreciation, amortization and asset removal costs	485	428	9	922
Income (loss) before financing charges and income tax expense	942	694	(24)	1,612

Capital investments	1,320	787	18	2,125

Year ended December 31, 2020 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,740	5,507	43	7,290
Purchased power	—	3,854	—	3,854
Operation, maintenance and administration	391	619	60	1,070
Depreciation, amortization and asset removal costs	459	417	8	884
Income (loss) before financing charges and income tax expense	890	617	(25)	1,482

Capital investments	1,157	712	9	1,878
Total Assets by Segment:

As at December 31 (millions of dollars)	2021	2020
Transmission	18,138	17,761
Distribution	11,487	11,387
Other	758	1,146
Total assets	30,383	30,294
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2021	2020
Transmission	157	157
Distribution (Note 4)	216	216
Total goodwill	373	373